Segment Reporting - Business Assets And Liabilities Segments (Details) - ARS ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Business Segments [Line Items]
Financial Assets At Amortised Cost - Loans And Advances By Business Segment	[1]	$ 1,975,497,390	$ 2,233,080,125
Corporate Banking By Business Segment	[1],[2]	137,874,430	209,874,068
Small And Medium Companies By Business Segment	[1],[3]	881,881,010	815,544,667
Retail Assets By Business Segment	[1]	955,741,950	1,207,661,390
Other Assets By Business Segment	[1]	4,134,611,115	3,845,376,549
Total Assets By Business Segment	[1]	6,110,108,505	6,078,456,674
Financial Liabilities At Amortised Cost - Deposits By Business Segment	[1]	3,639,306,660	4,091,312,436
Corporate Banking Liabilities By Business Segment	[1],[2],[3]	988,616,579	884,612,690
Small And Medium Companies Liabilities By Business Segment	[1],[2],[3]	622,225,377	758,005,276
Retail Liabilities By Business Segment	[1]	2,028,464,704	2,448,694,470
Other Liabilities By Business Segment	[1]	1,056,025,149	861,719,180
Total Liabilities by Business Segment	[1]	$ 4,695,331,809	$ 4,953,031,616

[1]	It includes BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión, Consolidar A.F.J.P. (undergoing liquidation proceedings), PSA Finance Argentina Cía. Financiera S.A. and Volkswagen Financial Services Compañía Financiera S.A.
[2]	It includes the Financial Sector.
[3]	It includes Government Sector.